Market risk	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Market risk
Market risk

Overview (unaudited)

Market risk comprises banking market risk and trading market risk.

Banking market risk is the risk of loss of income or economic value due to changes to interest rates in the banking book or to changes in exchange rates, where such changes would affect our net worth through an adjustment to revenues, assets, liabilities and off-balance sheet exposures in the banking book.

Trading market risk is the risk of losses in trading positions, both on and off-balance sheet, due to movements in market prices or other external factors.

In this section, we set out which of our assets and liabilities are exposed to banking and trading market risk. Then we explain how we manage these risks and discuss our key market risk metrics. We also provide some insight into the process of replacing LIBOR and other Interbank Offered Rates.

Key metrics (unaudited)

Santander UK plc group Net Interest Margin (NIM) sensitivity to +50bps was £99m and to -50bps was £56m (2018: £207m and £(23)m)

SFS NIM sensitivity to +50bps was £19m and to -50bps was £(14)m

Santander UK plc group Economic Value of Equity (EVE) sensitivity to +50bps was £10m and to -50bps was £(88)m (2018: £162m and £(124)m)

SFS EVE sensitivity to +50bps was £23m and to -50bps was £(22)m

BALANCE SHEET ALLOCATION BY MARKET RISK CLASSIFICATION
We manage our assets and liabilities exposed to market risk as either banking or trading market risk. We classify all our assets and liabilities exposed to market risk as banking market risk, except for certain derivatives that we manage on a trading intent basis. For accounting purposes, we classify all derivatives as held for trading unless they are designated as being in a hedging relationship. The derivatives that we manage on a trading intent basis are a small proportion of the derivatives that we classify as held for trading for accounting purposes. For more, see Note 12 to the Consolidated Financial Statements.
BANKING MARKET RISK
OUR KEY BANKING MARKET RISKS (UNAUDITED)
Banking market risk mainly comes from providing banking products and services to our customers, as well as our structural balance sheet exposures. It arises in all our business segments.
In Retail Banking and Corporate & Commercial Banking, it is a by-product of us writing customer business and we transfer most of these risks to Corporate Centre to manage. The only types of banking market risk that we keep in Retail Banking and Corporate & Commercial Banking are short-term mismatches due to forecasting variances in prepayment and launch risk. This is where customers repay their loans earlier than their expected maturity date or do not take the expected volume of new products.
In Corporate & Investment Banking, it arises from short-term markets and lending to corporates, which we also transfer to Corporate Centre to manage. Corporate Centre also manages our structural balance sheet exposures, such as foreign exchange and Income Statement volatility risk.
Our key banking market risks are:

Key risks	Description

Interest rate risk
Yield curve risk
: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets. We mainly measure yield curve risk with NIM and EVE sensitivities, which are measures that are commonly used in the financial services industry. We also use other risk measures, like Value at Risk (VaR) which is a statistical measure based on a historical simulation of events, and stress testing. Our NIM and EVE sensitivities cover all the material yield curve risk in our banking book balance sheet.

Basis risk
: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Base Rate, reserve rate linked assets we deposit with central banks, the Sterling Overnight Index Average (SONIA) rate, and LIBOR rates of different terms. As LIBOR and other Interbank Offered Rates are in the process of being replaced, we continue to engage with stakeholders across the business to ensure we capture and understand new risks as they emerge.

Spread risks
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or though Profit and Loss) are affected by changes in the spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve. Spread risks can be split into Swap Spread (where the instrument has been issued by a Sovereign counterparty) and Credit Spread (where the instrument has been issued by for example a corporate or bank counterparty). It principally arises in the bond portfolios we hold for liquidity purposes. We measure spread risk with sensitivities, stress tests and VaR measures.

Foreign exchange risk
Our non-trading businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.

Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

BANKING MARKET RISK MANAGEMENT
Risk appetite
Our framework for dealing with market risk is part of our overall Risk Framework. The banking market risk framework sets out our high-level arrangements and standards to manage, control and oversee banking market risk. Our Risk Appetite sets the controls, risk limits and key risk metrics for banking market risk. We articulate risk appetite by the income and value sensitivity limits we set in our Risk Appetite, at both Santander UK and Banco Santander group levels.
Risk measurement
(unaudited)
For banking market risk, we mainly measure our exposures with NIM and EVE sensitivity analysis. We support this with VaR risk measures and stress testing. We also monitor our interest rate repricing gap.
NIM and EVE sensitivities
The calculations for NIM and EVE sensitivities involve many assumptions, including expected customer behaviour (such as early repayment of loans) and how interest rates may move. These assumptions are a key part of our overall control framework, so we update and review them regularly.
Our NIM and EVE sensitivities include the interest rate risk from all our banking book positions. Our banking book positions generate almost all our reported net interest income.
NIM sensitivity

•
NIM sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

•	We calculate NIM sensitivity by simulating the NIM using two yield curves. The difference between the two NIM totals is the NIM sensitivity.

•	Our main model assumptions are that:

•	The balance sheet is dynamic. This means that it includes the run-off of current assets and liabilities as well as retained and new business

•
We use a behavioural balance sheet rather than contractual one. This means that we adjust balances for behavioural or assumed profile. We do this with most retail products whose behavioural maturity is different to the contractual maturity. This is usually because customers are exercising the option to withdraw or prepay early, or there is no contractual maturity.

EVE sensitivity

•
We calculate EVE as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

•
We use a static balance sheet. This means that all balance sheet items run-off according to their contractual, behavioural or assumed run-off behaviour (whichever is appropriate), and there is no retained or new business.

The limitations of sensitivities
We use sensitivities to measure the impact of standard, instantaneous, parallel shifts in relevant yield curves. The advantage of using standard parallel shifts is they generally give us a constant measure of the size of our market risk exposure, with a simple and consistent stress. This compares to specific scenarios like ‘flat rates’. The magnitude of flat rates depends on the shape of the current curve and the shift required to reach the flat rate scenario.
There is one exception to the relative simplicity of parallel shifts. In order to limit negative interest rates, the yield curve may be ‘floored’. Using material parallel shocks does not always seem realistic, or it might not necessarily test the scenarios that have the most impact on us. So we run non-parallel stress tests too, to calculate the impact of some plausible non-parallel scenarios, and over various time periods for income stresses (usually one or three years).
VaR
VaR

•	VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.

•	We run a historical simulation using the past two years of daily price moves, at a 99% confidence level, to find how much we might lose – the Value at Risk.

•	For any given day’s position, we expect to suffer losses greater than the VaR estimate 1% of the time – once every 100 trading days, or two to three times a year.

•	This gives us a consistent way of assessing risk for all relevant market risk factors in our portfolios.
The limitations of VaR
Whilst VaR is a useful and important market standard measure of risk, it does have some limitations. These include:

•	VaR assumes what happened in the past is a reliable way to predict what will happen in the future. This may not always be the case

•	VaR is based on positions at the end of the business day so it doesn’t include intra-day positions

•	VaR does not predict how big the loss could be on the 1% of trading days that it is greater than the VaR

•	Using a time horizon of one day means VaR does not tell us everything about exposures that we cannot liquidate or hedge within a day, or products with infrequent pricing.
Back-testing – comparing VaR estimates with reality
To check that the way we estimate VaR is reasonable, we back-test our VaR by comparing it against both actual and hypothetical profits and losses, using a one-day time horizon. Back-testing allows us to identify exceptions – times when the predictions were out of line with what happened. We can then look for trends in these exceptions, which can help us decide whether we need to recalibrate our VaR model.
Other ways of measuring risk
As well as using sensitivities and stress tests, we can measure banking market risk using net notional positions. This can give us a simple expression of our exposure, although we generally need to combine it with other risk measures to cover all aspects of a risk profile, such as projected changes over time.
Other metrics we can use include Earnings at Risk (EaR). Although VaR can be useful as it captures changes in economic values, as we describe above, VaR will not reflect the actual Income Statement impact of most of our banking book positions. This is because we account for them at amortised cost rather than fair value. EaR is like VaR but captures changes in income rather than value. We use this approach mainly to generate a one-year EaR measure to assess Basis risk.

Stress testing
Stress testing is an essential part of our risk management. It helps us to measure and evaluate the potential impact on portfolio values of more extreme, although plausible, events or market moves. We express limits as on how much we could lose in a stress event, and this restricts how much risk we take.
Stress testing scenarios
Simple stress tests (like parallel shifts in relevant curves) give us clear measures of risk control and a consistent starting point for setting limits. More complex, multi-factor and multi-time period stress tests can give us information about specific potential events. They can also test various outcomes that we might not capture through parallel stresses or VaR-type measures because of data or model limitations. We can also use stress tests to estimate losses in extreme market events beyond the confidence level used in VaR models.
We can adapt our stress tests to reflect current concerns such as Brexit and other macroeconomic events or changing market conditions quicker than we can with other risk measures, like VaR. We can include both individual business area stresses and Santander UK-wide scenarios. We can produce stress tests using either income or value measures. They cover one or more categories of exposures accounted for on an accruals basis or at fair value. We use expert judgement to define appropriate hypothetical stress tests and any adjusting assumptions based on the balance sheet, management actions and customer behaviour.
How we use stress testing
We discuss stress testing results at senior management committees. They affect Corporate Centre’s decisions by highlighting possible risks in the banking book and the effectiveness of remedial actions we could take. We compare stress test results with stress limits and triggers set by our internal committees, or against metrics set by the PRA. If the results are over our limits or triggers, we take remedial actions and follow an escalation process.
Risk mitigation
(unaudited)
We mitigate Income Statement volatility mainly through hedge accounting. We monitor any hedge accounting ineffectiveness that might lead to Income Statement volatility with a VaR measure and trigger, reported monthly. For our accounting policies for derivatives and hedge accounting, see Note 1 to the Consolidated Financial Statements.
We typically hedge the interest rate risk of the securities we hold for liquidity and investment purposes with interest rate swaps, retaining spread exposures. These retained exposures are the key drivers of the VaR and stress tests we use to assess the risk of the portfolio.
We hedge our foreign currency funding positions back to sterling, so our foreign exchange positions tend to be residual exposures that remain after hedging. These positions could be, for example, to ‘spot’ foreign exchange rates or to cross currency basis. We monitor foreign exchange risk against absolute net exposures and VaR-based limits and triggers.
For more on this, see ‘Funding strategy‘ and ‘Term issuance’ in the ‘Liquidity risk’ section.
Risk monitoring and reporting
(unaudited)
We monitor the banking market risks of the portfolios we hold for liquidity and investment purposes using sensitivities, VaR and stress tests. We report them against limits and triggers to senior management daily and to ALCO and ERCC each month. The VaR we report captures all key sources of volatility (including interest rate and spread risks) to fully reflect the potential volatility.

BANKING MARKET RISK REVIEW
Interest rate risk
Yield curve risk
The table below shows how our base case income and valuation would be affected by a 50 basis point parallel shift (both up and down) applied instantaneously to the yield curve at 31 December 2019 and 2018 for the Santander UK plc group and SFS. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable. 50 basis points is the stress we typically focus on for banking market risk controls, although we also monitor sensitivities to other parallel and non-parallel
shifts as well as scenarios.

	Santander UK plc group
	2019		2018
	+50bps	-50bps	+50bps	-50bps
	£m	£m	£m	£m
NIM sensitivity	99	56	207	(23)
EVE sensitivity (unaudited)	10	(88)	162	(124)

				SFS (1)
NIM sensitivity	19	(14)	n/a	n/a
EVE sensitivity (unaudited)	23	(22)	n/a	n/a

(1)	NIM and EVE sensitivities for SFS were not monitored separately in 2018 i.e. before the implementation of our ring-fencing plans.
Basis risk
(unaudited)
We report basis risk using the EaR approach
.

	2019	2018
	£m	£m
Basis risk EaR	18	25
Interest rate repricing gap
(unaudited)
The table below shows the interest rate repricing gap of our balance sheet by repricing buckets.

	3 months	1 year	3 years	5 years	>5years	Not sensitive	Total
2019	£m	£m	£m	£m	£m	£m	£m
Assets	107,155	50,284	67,439	32,918	12,561	16,539	286,896
Liabilities	188,773	17,513	22,774	12,892	21,900	24,064	287,916
Off-balance sheet	14,945	(18,495)	4,481	(1,516)	1,605	0	1,020

Net gap	(66,673)	14,276	49,146	18,510	(7,734)	(7,525)	0

2018
Assets	128,173	46,354	61,946	26,048	13,705	16,607	292,833
Liabilities	194,362	16,762	23,987	13,508	23,345	23,845	295,809
Off-balance sheet	11,096	(12,204)	(2,731)	6,870	(55)	—	2,976

Net gap	(55,093)	17,388	35,228	19,410	(9,695)	(7,238)	—

Spread risks
(unaudited)
The table below shows the risk metrics covering the portfolios of securities we
h
o
ld for liquidity and investment purposes.

	2019	2018
	£m	£m
VaR	3	4
Worst three month stressed loss	102	190
2019 compared to 2018 (unaudited)
The reduction in Santander UK plc group NIM and EVE sensitivities in 2019 was largely driven by balance sheet management activities. These included leaving fixed rate assets unhedged, increasing the net structural position over the latter end of the year primarily to mitigate further margin compression risk as a result of lower levels of the yield curve. The movement in Santander UK plc group sensitivities over the year also reflected the separation of SFS exposures from the ring-fenced bank group sensitivities following the implementation of our ring-fencing plans.
In 2019, the worst three month stressed loss decreased more compared to the decrease in VaR in the year due to the sale of £2bn of liquidity assets in Q4 2019. The assets that were sold had a greater impact on the stress results than the VaR. This was due to the conservative nature of the stress scenarios that we use.
The basis risk EaR in 2019 decreased due to the natural evolution of the balance sheet leading to a reduced underlying net basis position, as well as methodology updates to ensure we fully capture LIBOR transition risks.
We continue to periodically review our risk models and metrics including underlying modelling assumptions to ensure they continue to reflect the risks inherent in the current rate environment and incorporate regulatory expectations.
In addition, as discussed earlier, climate-related risks could eventually manifest in risks for financial institutions. During 2020, we will review the appropriate parts of the Risk Framework, Risk Type Frameworks (in particular Credit and Operational risk, but also market risk) and the Risk Appetite Statement to explicitly include climate-related risks.

TRADING MARKET RISK
OUR KEY TRADING MARKET RISKS (UNAUDITED)
Our main exposure to trading market risk is in Corporate & Investment Banking and it is an inherent part of providing financial services for our customers. Our exposures are mainly affected by market movements in interest rates, credit spreads, and foreign exchange. We have no exposures in Retail Banking, Corporate & Commercial Banking or Corporate Centre. Trading market risk can reduce our net income. Its effect can be seen in our Consolidated Income Statement, where it appears in the ‘Net trading and other income’ line, under ‘Net trading and funding of other items by the trading book’.
Following the implementation of our ring-fencing plans in 2018, only a small amount of trading market risk from permitted products and permitted customers remains in the Santander UK ring-fenced bank. This arises from hedging activity and back-to-back trading, with client trading and negligible position-taking. In all cases, market risk is hedged with Banco Santander SA or CCPs, in accordance with ring-fencing legislation.
Our ring-fenced bank Santander UK plc has two trading desks. The Link Desk sells ring-fenced bank permissible products to clients. The Retail Structured Products desk (RSP) sells investments (Santander UK plc issued notes) to retail investors, through our UK branches and elsewhere. The Link Desk has risk exposure to the credit quality of our clients. The adjustment for this is known as the Credit Valuation Adjustment (CVA) and feeds our valuations and hence income and expense. The low level of direct market risk in our trading business means that this is the main driver of income statement movements, along with similar factors – principally Debt Valuation Adjustment (DVA) driven by our own credit, and Liquidity Valuation Adjustment (LVA) driven by the market price of liquidity. These valuation adjustments are collectively referred to as XVAs.
Our reduced level of trading market risk after ring-fencing led us to decommission our Internal Model. As a result, from 1 January 2019, we calculate market risk capital using standardised rules.
TRADING MARKET RISK MANAGEMENT
Risk appetite
Our framework for dealing with market risk is part of our overall Risk Framework. The market risk
f
ramework sets out our high-level arrangements and minimum standards for managing, controlling and overseeing trading market risk. Our Risk Appetite for trading market risk is low, so we only report a qualitative measure to the Board. We monitor trading market risk using stress measures which we report to the ERCC each month.
Risk measurement
(unaudited)
For trading market risk, we have a range of ways of measuring trading market risk, including VaR (which we explain in the Banking market risk management section above) and detailed sensitivity measures.
Stress testing
Stress testing is an essential part of our risk management. It helps us to measure and evaluate the potential impact on portfolio values of more extreme, although plausible, events or market moves. We express limits to
how much we could lose in a stress event, and this restricts how much risk we take.
Stress testing scenarios
We calculate the impact of over 100 scenarios on our trading books, each month. The scenarios we create may be inspired by past events, like the global financial crisis. They may also include plausible ways that unusual market conditions could occur in the future that impact interest rates, equity prices and exchange rates. Most are reported against limits, and so could lead to our front office being asked to reduce risk. Our scenarios are not all calibrated to the same severity – some may be for a much longer holding period or a completely artificial and unrealistic scenario. We therefore do not limit all of them in the same way.
How we use stress testing
We use limits to manage how much risk we take, expressed as how much we could lose in a stress event. We need to make sure the effects of possible events do not exceed the Risk Appetite set by the Board. We regularly inform senior managers, including ERCC and BRC of the results.
Risk mitigation
(unaudited)
We manage and control trading market risk within clear parameters. We measure and monitor our risk exposures against these limits. There are specific levels that trigger relevant teams to act or alert people in other functions. This means we can limit the impact of any negative market movements, while also improving our earnings. We keep the business units that originate trading market risk separate from the functions responsible for managing, controlling and overseeing risk.
Risk monitoring and reporting
(unaudited)
We maintain a complete set of written policies, procedures and processes to help identify, assess, manage and report trading market risk.

TRADING MARKET RISK REVIEW
VaR
This table and graph show our Internal VaR for exposure to each of the main classes of risk for 2019 and 2018. The VaR figures show how much the fair values of all our tradeable instruments could have changed. Since trading instruments are recorded at fair value, these are also the amounts by which they could have increased or reduced our net income.

	Year-end exposure		Average exposure		Highest exposure		Lowest exposure
	2019	2018	2019	2018	2019	2018	2019	2018
Trading instruments	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risks	0.2	0.5	0.4	1.4	0.6	3.9	0.1	0.2
Equity risks	0.0	—	0.0	0.2	0.1	0.6	0.0	—
Foreign exchange risks	0.4	0.1	0.2	0.3	0.4	0.9	0.1	—

Diversification offsets (1)	(0.3)	(0.2)	(0.3)	(0.5)	(0.5)	—	(0.0)	—

Total correlated one-day VaR	0.3	0.4	0.3	1.4	0.6	3.8	0.2	0.3

(1)
The highest and lowest exposures for each risk type did not necessarily happen on the same day as the highest and lowest total correlated one-day
VaR. It is impossible to calculate a corresponding correlation offset effect, so we have not included it.

2019 compared to 2018 (unaudited)
In 2019, only a small amount of trading market risk from permitted products and permitted customers remained, in the Santander UK ring-fenced bank. There were no breaches of the total VaR limit in 2019. Following the completion of ring-fencing in 2018, we saw an increase in the number of back-testing exceptions. This was due to the profit and loss on the residual activity in the trading book being driven by non-market risk factors, such as fee income and value adjustments. These are not captured in VaR and outweigh the effect of market risk factors such as interest rates, which do affect VaR. These back-testing exceptions have no impact as we no longer calculate capital under an Internal Model Approach.